Commitments and Contingencies - Assets Pledged as Collateral (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Book value of jack-up rigs pledged as collateral for debt facilities	$ 2,598.9	$ 2,396.2